Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Common shares	Treasury shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss) income
Beginning balance at Dec. 31, 2022	$ 305,919	$ 229,455	$ (16,438)	$ 22,095	$ 70,501	$ 306
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	63,141				63,141
Unrealized foreign currency translation loss	(713)					(713)
Dividends	(10,610)				(10,610)
Purchase of treasury shares	(5,991)		(5,991)
Stock-based compensation	4,908		6,264	(1,356)
Ending balance at Dec. 31, 2023	356,654	229,455	(16,165)	20,739	123,032	(407)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	44,085				44,085
Unrealized foreign currency translation loss	(683)					(683)
Dividends	(10,992)				(10,992)
Share purchase programs	(4,311)	(1,138)		(3,173)
Purchase of treasury shares	(2,466)		(2,466)
Stock-based compensation	5,971		2,718	3,253
Conversion of convertible debentures	644	644
Ending balance at Dec. 31, 2024	$ 388,902	$ 228,961	$ (15,913)	$ 20,819	$ 156,125	$ (1,090)